Investments in associates - Unrecognized equity method losses and cumulative unrecognized equity method losses (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Associates
Unrecognized equity method losses and cumulative unrecognized equity method losses [Line Items]
Unrecognized equity method income (losses)	₩ (2,515)	₩ (4,891)
Cumulative unrecognized equity method losses	(22,236)	(30,216)
MIEL Co., Ltd.
Unrecognized equity method losses and cumulative unrecognized equity method losses [Line Items]
Unrecognized equity method income (losses)	0	0
Cumulative unrecognized equity method losses	(41)	(41)
Shinhan Global Healthcare Fund 1
Unrecognized equity method losses and cumulative unrecognized equity method losses [Line Items]
Unrecognized equity method income (losses)	0	0
Cumulative unrecognized equity method losses	(153)	(153)
Shinhan Global Healthcare Fund 2
Unrecognized equity method losses and cumulative unrecognized equity method losses [Line Items]
Unrecognized equity method income (losses)	0	0
Cumulative unrecognized equity method losses	(21)	(21)
EDNCENTRAL Co.,Ltd
Unrecognized equity method losses and cumulative unrecognized equity method losses [Line Items]
Unrecognized equity method income (losses)		(4,818)
Cumulative unrecognized equity method losses		(10,495)
Kiwoom Milestone Professional Private Real Estate Trust 19
Unrecognized equity method losses and cumulative unrecognized equity method losses [Line Items]
Unrecognized equity method income (losses)	1,097	(73)
Cumulative unrecognized equity method losses	(18,409)	₩ (19,506)
KIWOOM Real estate private placement fund for normal investors No. 31
Unrecognized equity method losses and cumulative unrecognized equity method losses [Line Items]
Unrecognized equity method income (losses)	(44)
Cumulative unrecognized equity method losses	(44)
RIFA Real estate private placement fund for normal investors No. 51
Unrecognized equity method losses and cumulative unrecognized equity method losses [Line Items]
Unrecognized equity method income (losses)	(11)
Cumulative unrecognized equity method losses	(11)
KB Distribution Private Real Estate 3-1
Unrecognized equity method losses and cumulative unrecognized equity method losses [Line Items]
Unrecognized equity method income (losses)	(37)
Cumulative unrecognized equity method losses	(37)
Nomura-Rifa Private Real Estate Investment Trust 19
Unrecognized equity method losses and cumulative unrecognized equity method losses [Line Items]
Unrecognized equity method income (losses)	(3,520)
Cumulative unrecognized equity method losses	₩ (3,520)